S000052179 [Member] Expense Example - Western Asset SMASh Series TF Fund - Western Asset SMASh Series TF Fund	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	105
Expense Example, with Redemption, 10 Years	$ 255